Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	25 Months Ended	30 Months Ended	36 Months Ended	47 Months Ended	58 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Opal Dividend Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Opal Dividend Income ETF NAV
Average Annual Return, Percent		18.39%				10.18%
RiverNorth Enhanced Pre-Merger SPAC ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverNorth Enhanced Pre-Merger SPAC ETF NAV
Average Annual Return, Percent		5.51%		5.36%
RiverNorth Patriot ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RiverNorth Patriot ETF NAV
Average Annual Return, Percent		16.04%			4.68%
TrueShares Active Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TrueShares Active Yield ETF NAV
Average Annual Return, Percent	3.77%
TrueShares Eagle Global Renewable Energy Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TrueShares Eagle Global Renewable Energy Income ETF NAV
Average Annual Return, Percent		(7.30%)	(6.19%)
TrueShares Technology, AI & Deep Learning ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TrueShares Technology, AI & Deep Learning ETF NAV
Average Annual Return, Percent		1.98%					9.64%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500
Average Annual Return, Percent		23.31%				12.14%
ICE BofA US Treasuries 0-3 years [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US Treasuries 0-3 years
Average Annual Return, Percent		4.47%		3.58%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%			8.94%
S&P 900 Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 900 Index TR
Average Annual Return, Percent		24.37%			8.71%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	17.90%
S&P Global Infrastructure Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Infrastructure Total Return Index
Average Annual Return, Percent		15.10%	9.67%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Composite Total Return Index
Average Annual Return, Percent		29.57%					19.21%